Summary of Significant Accounting Policies (Details) - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets:
Investment in marketable equity security	¥ 105,697	¥ 40,548	¥ 38,789
Financial liabilities:
Total	6,329	4,502	20,962
Warrants liabilty	15	166	10,324
Quoted price in active markets for identical assets Level 1 [Member]
Financial assets:
Investment in marketable equity security	105,697	40,548	38,789
Financial liabilities:
Total
Warrants liabilty
Significant other observable inputs Level 2 [Member]
Financial assets:
Investment in marketable equity security
Financial liabilities:
Total
Warrants liabilty
Significant unobservable inputs Level 3 [Member]
Financial assets:
Investment in marketable equity security
Financial liabilities:
Total	6,329	4,502	20,962
Warrants liabilty	15	166	10,324
Earn-out liability from BeeLive acquisition [Member]
Financial liabilities:
Total			10,638
Earn-out liability from BeeLive acquisition [Member] | Quoted price in active markets for identical assets Level 1 [Member]
Financial liabilities:
Total
Earn-out liability from BeeLive acquisition [Member] | Significant other observable inputs Level 2 [Member]
Financial liabilities:
Total
Earn-out liability from BeeLive acquisition [Member] | Significant unobservable inputs Level 3 [Member]
Financial liabilities:
Total			¥ 10,638
Earn-out liability from Weiliantong acquisition [Member]
Financial liabilities:
Total	6,314	4,336
Earn-out liability from Weiliantong acquisition [Member] | Quoted price in active markets for identical assets Level 1 [Member]
Financial liabilities:
Total
Earn-out liability from Weiliantong acquisition [Member] | Significant other observable inputs Level 2 [Member]
Financial liabilities:
Total
Earn-out liability from Weiliantong acquisition [Member] | Significant unobservable inputs Level 3 [Member]
Financial liabilities:
Total	6,314	4,336
Earn-out liability from SPAC transaction [Member]
Financial liabilities:
Total
Earn-out liability from SPAC transaction [Member] | Quoted price in active markets for identical assets Level 1 [Member]
Financial liabilities:
Total
Earn-out liability from SPAC transaction [Member] | Significant other observable inputs Level 2 [Member]
Financial liabilities:
Total
Earn-out liability from SPAC transaction [Member] | Significant unobservable inputs Level 3 [Member]
Financial liabilities:
Total